Lord Abbett Bond-Debenture Fund, Inc.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973



                                                May 4, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett Bond-Debenture Fund, Inc.
        1933 Act File No. 002-38910
        1940 Act File No. 811-02145

Ladies/Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 55 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on April 28, 2004.

        Please contact the undersigned at (201) 395-2552 if you have any questions or comments.

                                               Sincerely yours,

                                              /s/ Kathryn A. Hayes
                                                  Kathryn A. Hayes
                                               Legal Assistant
                                               Lord, Abbett & Co. LLC